Goodwill and other intangible assets	12 Months Ended
Oct. 31, 2018
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Goodwill and other intangible assets

Note 10 Goodwill and other intangible assets

Goodwill

	For the year ended October 31, 2018
(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,527	$1,694	$576	$2,006	$2,745	$120	$112	$148	$1,049	$10,977
Acquisitions	1	–	–	–	80	–	–	–	–	81
Dispositions	–	–	–	–	(8)	–	–	–	–	(8)
Currency translations	–	35	3	(20)	53	(2)	–	–	18	87
Balance at end of period	$2,528	$1,729	$579	$1,986	$2,870	$118	$112	$148	$1,067	$11,137

	For the year ended October 31, 2017
(Millions of Canadian dollars)	Canadian Banking	Caribbean Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Total
Balance at beginning of period	$2,527	$1,771	$582	$1,963	$2,854	$115	$112	$148	$1,084	$11,156
Acquisitions	–	–	–	–	–	–	–	–	–	–
Dispositions	–	–	–	–	(2)	–	–	–	–	(2)
Currency translations	–	(77)	(6)	43	(107)	5	–	–	(35)	(177)
Balance at end of period	$2,527	$1,694	$576	$2,006	$2,745	$120	$112	$148	$1,049	$10,977

We perform our annual impairment test by comparing the carrying amount of each CGU to its recoverable amount. The recoverable amount of a CGU is represented by its value in use, except in circumstances where the carrying amount of a CGU exceeds its value in use. In such cases, the greater of the CGU’s fair value less costs of disposal and its value in use is the recoverable amount. Our annual impairment test is performed as at August 1.

In our 2018 and 2017 annual impairment tests, the recoverable amounts of our Caribbean Banking and International Wealth Management CGUs were based on their fair value less costs of disposal. The recoverable amounts of all other CGUs tested were based on their value in use.

Value in use

We calculate value in use using a five-year discounted cash flow method, with the exception of our U.S. Wealth Management (including City National) CGU where cash flow projections covering a seven-year period were used, which more closely aligns with the strategic growth plan resulting from the acquisition of City National. Future cash flows are based on financial plans agreed by management, estimated based on forecast results, business initiatives, capital required to support future cash flows and returns to shareholders. Key drivers of future cash flows include net interest margins and average interest-earning assets. The values assigned to these drivers over the forecast period are based on past experience, external and internal economic forecasts, and management’s expectations of the impact of economic conditions on our financial results. Beyond the initial cash flow projection period, cash flows are assumed to increase at a constant rate using a nominal long-term growth rate (terminal growth rate). Terminal growth rates are based on the current market assessment of gross domestic product and inflation for the countries within which the CGU operates. The discount rates used to determine the present value of each CGU’s projected future cash flows are based on the bank-wide cost of capital, adjusted for the risks to which each CGU is exposed. CGU-specific risks include: country risk, business/operational risk, geographic risk (including political risk, devaluation risk, and government regulation), currency risk, and price risk (including product pricing risk and inflation).

The estimation of value in use involves significant judgment in the determination of inputs to the discounted cash flow model and is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of key inputs and assumptions used was tested by recalculating the recoverable amount using reasonably possible variances to those assumptions. The post-tax discount rates were increased by 1%, terminal growth rates were decreased by 1%, and future cash flows were reduced by 10%. As at August 1, 2018, no reasonably possible change in an individual key input or assumption, as described, would result in a CGU’s carrying amount exceeding its recoverable amount based on value in use.

The terminal growth rates and pre-tax discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2018		August 1, 2017
	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Canadian Banking	10.5%	3.0%	10.1%	3.0%
Caribbean Banking	11.8	4.3	12.0	4.3
Canadian Wealth Management	10.7	3.0	11.2	3.0
Global Asset Management	10.6	3.0	11.1	3.0
U.S. Wealth Management (including City National)	10.5	3.0	13.4	3.0
International Wealth Management	9.2	3.0	10.5	3.0
Insurance	10.5	3.0	10.6	3.0
Investor & Treasury Services	10.8	3.0	11.0	3.0
Capital Markets	10.9	3.0	15.0	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.

Fair value less costs of disposal – Caribbean Banking

For our Caribbean Banking CGU, we calculated fair value less costs of disposal using a discounted cash flow method that projects future cash flows over a 5-year period. Cash flows are based on management forecasts, adjusted to approximate the considerations of a prospective third-party buyer. Cash flows beyond the initial 5-year period are assumed to increase at a constant rate using a nominal long-term growth rate. Future cash flows, terminal growth rates, and discount rates are based on the same factors noted above. This fair value measurement is categorized as level 3 in the fair value hierarchy as certain significant inputs are not observable.

We use significant judgement to determine inputs to the discounted cash flow model which is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of these key inputs was tested by applying a reasonably possible change to these assumptions. As at August 1, 2018, the recoverable amount of our Caribbean Banking CGU, based on fair value less costs of disposal, was 129% of its carrying amount. If the post-tax discount rate was increased by 1.8%, holding other individual factors constant, the recoverable amount would approximate the carrying amount. No other reasonably possible change in an individual key input or assumption, including decreasing the terminal growth rates by 2.5% or reducing future cash flows by 22%, would result in the CGU’s carrying amount exceeding its recoverable amount based on fair value less costs of disposal.

Fair value less costs of disposal – International Wealth Management

For our International Wealth Management CGU, we calculated fair value less costs of disposal using a multiples-based approach. Each business within the CGU was valued using either a Price-to-assets-under-administration (P/AUA) or Price-to-revenue (P/Rev) multiple, as appropriate, to reflect the considerations of a prospective third-party buyer. In 2018 and 2017, we applied a P/AUA multiple of 2.5% to AUA as at August 1 and a P/Rev multiple of 2.5x to revenue for the 12 months preceding the testing date. These multiples represent our best estimate from a range of reasonably possible inputs based on precedent transactions for comparable businesses. This fair value measurement is categorized as level 3 in the fair value hierarchy as certain significant inputs are not observable.

The estimation of fair value less costs of disposal involves significant judgment in the determination of the appropriate valuation approach and inputs and is most sensitive to changes in the P/AUA and P/Rev multiples. These key inputs were tested for sensitivity by reducing each multiple to the low end of the range of reasonably possible inputs considered. As at August 1, 2018, no reasonably possible change in an individual key input or assumption, as described, would result in the CGU’s carrying amount exceeding its recoverable amount based on fair value less costs of disposal.

Other intangible assets

	For the year ended October 31, 2018
(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,143	$1,432	$1,715	$1,753	$892	$10,935
Additions	40	79	–	–	1,111	1,230
Acquisitions through business combination	–	–	–	16	–	16
Transfers	798	51	–	–	(849)	–
Dispositions	(1)	(1)	–	–	(2)	(4)
Impairment losses	(1)	–	–	–	(7)	(8)
Currency translations	16	11	35	(1)	4	65
Other changes	(11)	10	–	–	(3)	(4)
Balance at end of period	$5,984	$1,582	$1,750	$1,768	$1,146	$12,230
Accumulated amortization
Balance at beginning of period	$(3,825)	$(1,094)	$(487)	$(1,022)	$–	$(6,428)
Amortization charge for the year	(669)	(112)	(153)	(143)	–	(1,077)
Dispositions	1	1	–	–	–	2
Currency translations	(11)	(7)	(14)	3	–	(29)
Other changes	3	(14)	–	–	–	(11)
Balance at end of period	$(4,501)	$(1,226)	$(654)	$(1,162)	$–	$(7,543)
Net balance at end of period	$1,483	$356	$1,096	$606	$1,146	$4,687

	For the year ended October 31, 2017
(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships	In process software	Total
Gross carrying amount
Balance at beginning of period	$4,435	$1,389	$1,784	$1,761	$778	$10,147
Additions	26	70	–	–	896	992
Acquisitions through business combinations	–	–	–	–	–	–
Transfers	692	60	–	–	(752)	–
Dispositions	–	(8)	–	–	(2)	(10)
Impairment losses	(2)	(12)	–	–	–	(14)
Currency translations	(22)	(16)	(69)	6	(5)	(106)
Other changes	14	(51)	–	(14)	(23)	(74)
Balance at end of period	$5,143	$1,432	$1,715	$1,753	$892	$10,935
Accumulated amortization
Balance at beginning of period	$(3,223)	$(1,054)	$(348)	$(874)	$–	$(5,499)
Amortization charge for the year	(595)	(111)	(156)	(153)	–	(1,015)
Dispositions	–	7	–	–	–	7
Currency translations	15	10	17	(10)	–	32
Other changes	(22)	54	–	15	–	47
Balance at end of period	$(3,825)	$(1,094)	$(487)	$(1,022)	$–	$(6,428)
Net balance at end of period	$1,318	$338	$1,228	$731	$892	$4,507